Investment in joint ventures - Schedule of financial information of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of financial information of joint venture [Line Items]
Current assets	$ 275,645	$ 279,300	[1]	$ 284,891	[1]
Non-current assets	196,854	163,226	[1]	165,440	[1]
Current liabilities	401,651	386,285	[1]	356,282	[1]
Non-current liabilities	71,584	93,375	[1]	164,038	[1]
Equity	(736)	(37,134)	[1]	(69,989)	[1]	$ (282,702)
Revenue	423,748	403,203	[2]	403,739	[2]
(Loss)/income for the year	40,343	36,126	[2]	(106,992)	[2]
Total comprehensive (loss)/income	38,193	32,631	[3]	$ (106,013)	[3]
Promedical S.A.
Schedule of financial information of joint venture [Line Items]
Current assets	9,128	10,107
Non-current assets	2,940	2,970
Current liabilities	7,848	8,422
Non-current liabilities	1,047	866
Equity	3,173	3,789
Revenue	19,891	19,844
(Loss)/income for the year	(647)	(2,040)
Total comprehensive (loss)/income	$ (647)	$ (2,040)

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Refer to Note 4. Independent Investigation and Restatement
[3]	Refer to Note 4. Independent Investigation and Restatement